Other Operating Income and (Expenses), Net	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other operating income and (expenses), net

9. Other operating income and (expenses), net

	2023	2022	2021
Impairment charges related to discontinued construction of certain production facilities (Note 14,15,16,17,21)	(172,588)	—	—
Other costs related to discontinued construction of certain production facilities (Note 26)	(28,972)	—	—
Legal settlement expenses (Note 26)	(9,250)	—	—
Impairment charge related to assets held for sale (Note 34)	—	(38,292)	—
Other costs related to assets held for sale (Note 34)	—	(1,289)	—
Exchange rate differences (Note 11)	(2,991)	(3,776)	662
Other	(851)	2,406	1,282
Other operating income and (expenses), net	(214,652)	(40,951)	1,944